LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Loss Per Share

	Year ended December 31,
	2022		2021		2020
	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company

Number of shares and loss	41,210,184	(26,638)	40,433,303	(27,793)	28,158,779	(23,374)

*)
To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect. See Notes 19(d) and Note 19(e) for number of outstanding options and RSUs.